Federated Hermes Muni and Stock Advantage Fund
Portfolio of Investments
July 31, 2021 (unaudited)
Shares or Principal Amount			Value
		MUNICIPAL BONDS—53.5%
		Alabama—0.5%
$5,015,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 5 (Series 2020A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 10/1/2026	$5,840,253
2,000,000		Selma, AL IDB (International Paper Co.), Revenue Bonds (Series 2011A), 5.375%, 12/1/2035	2,031,205
		TOTAL	7,871,458
		Alaska—0.1%
1,000,000		Northern Tobacco Securitization Corp, AK, Tobacco Settlement Asset Backed Bonds (Series 2021A Class 1 Senior), 4.000%, 6/1/2050	1,186,445
		Arizona—0.8%
1,500,000		Arizona State IDA (Equitable School Revolving Fund), Senior National Charter School Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	1,751,058
1,225,000		Arizona State Industrial Development Authority Education Revenue (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017F), (School District Credit Program GTD), 5.000%, 7/1/2052	1,420,277
2,300,000		Maricopa County, AZ, IDA (GreatHearts Academies), Education Revenue Bonds (GreatHearts Arizona Projects) (Series 2017C), (Arizona Public School Credit Enhancement Program GTD), 5.000%, 7/1/2048	2,709,578
665,000	[1]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	758,534
3,000,000		Phoenix, AZ Civic Improvement Corp.—Airport System, Junior Lien Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2044	3,536,132
3,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	3,295,751
		TOTAL	13,471,330
		California—3.9%
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,280,906
8,000,000		California Health Facilities Financing Authority (Stanford Health Care), Revenue Refunding Bonds (Series 2017A), 4.000%, 11/15/2040	9,378,330
250,000	[1]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	292,341
250,000	[1]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	290,729
500,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	556,406
1,500,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	1,660,769
1,135,000	[1]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,286,397
935,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), (United States Treasury PRF 11/1/2024@100), 5.000%, 11/1/2039	1,081,053
65,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), (United States Treasury PRF 11/1/2024@100), 5.000%, 11/1/2039	75,039
3,550,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	4,243,835
2,000,000		California State, School Facilities UT GO Bonds, 5.000%, 11/1/2031	2,217,189
2,500,000		California State, Various Purpose Refunding GO Bonds, 5.000%, 2/1/2038	2,558,852
1,125,000	[1]	California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	1,222,258
2,000,000		California Statewide Communities Development Authority (Sutter Health), Refunding Revenue Bonds (Series 2011D), (United States Treasury PRF 8/15/2021@100), 5.250%, 8/15/2031	2,003,438
2,935,000		Chula Vista, CA Municipal Finance Authority, Special Tax Revenue Refunding Bonds (Series 2013), 5.500%, 9/1/2028	3,244,898
500,000		Corona-Norco USD Community Facilities District No. 98-1, CA, 2013 Special Tax Refunding Bonds, (United States Treasury PRF 9/1/2023@100), 5.000%, 9/1/2032	550,729
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 2013A), (Original Issue Yield: 6.050%), (United States Treasury PRF 1/15/2024@100), 5.750%, 1/15/2046	3,416,252
3,025,000		Golden State Tobacco Securitization Corp., CA (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), (United States Treasury PRF 6/1/2025@100), 5.000%, 6/1/2040	3,565,686

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	California—continued
$2,475,000	Golden State Tobacco Securitization Corp., CA (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2015A), 5.000%, 6/1/2040	$2,897,792
3,000,000	Los Angeles Department of Water & Power (Los Angeles, CA Department of Water & Power (Electric/Power System)), Power System Revenue Bonds (Series 2019C), 5.000%, 7/1/2038	3,909,770
1,700,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	2,168,523
4,670,000	M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009C), (Original Issue Yield: 6.700%), (Citigroup, Inc. GTD), 6.500%, 11/1/2039	7,795,671
735,000	Transbay Joint Powers Authority, CA, Senior Tax Allocation Bonds Green Bonds (Series 2020A), 5.000%, 10/1/2049	931,959
2,500,000	University of California (The Regents of), General Revenue Bonds (Series 2013AI), 5.000%, 5/15/2032	2,714,004
905,000	University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), (United States Treasury PRF 5/15/2022@100), 5.000%, 5/15/2031	939,860
1,095,000	University of California (The Regents of), Limited Project Revenue Bonds (Series 2012G), 5.000%, 5/15/2031	1,137,621
2,440,000	University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	3,029,712
	TOTAL	65,450,019
	Colorado—1.8%
1,000,000	Arista, CO Metropolitan District, Special Revenue Refunding and Improvement Bonds (Series 2018A), 5.125%, 12/1/2048	1,078,977
1,000,000	Clear Creek Station Metropolitan District No. 2, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2047	1,054,415
1,500,000	Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,662,518
250,000	Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2037	271,212
3,750,000	Colorado Health Facilities Authority (Sisters of Charity of Leavenworth Health System), Revenue Bonds (Series 2013A), (Original Issue Yield: 5.120%), 5.000%, 1/1/2044	4,148,756
5,170,000	Colorado Springs, CO Utility System, Utilities System Revenue Bonds (Series 2014A-1), 5.000%, 11/15/2044	5,863,675
3,000,000	Colorado State Health Facilities Authority Revenue (Advent Health System/Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2021A), 4.000%, 11/15/2050	3,630,468
1,750,000	Colorado State Health Facilities Authority Revenue (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2037	2,070,820
2,475,000	Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2013B), (Original Issue Yield: 5.050%), 5.000%, 11/15/2043	2,727,850
2,000,000	STC Metropolitan District No. 2, CO, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2019A), 5.000%, 12/1/2049	2,183,398
5,000,000	University of Colorado (The Regents of), University Enterprise Revenue Bonds (Series 2013A), (United States Treasury PRF 6/1/2023@100), 5.000%, 6/1/2032	5,448,244
	TOTAL	30,140,333
	Connecticut—0.4%
3,000,000	Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	3,849,006
1,000,000	Connecticut State Special Transportation Fund, Special Tax Obligation Transportation Infrastructure Purposes Bonds (Series 2021A), 4.000%, 5/1/2038	1,226,561
900,000	Connecticut State, UT GO Bonds (Series 2020C), 4.000%, 6/1/2036	1,097,419
700,000	Connecticut State, UT GO Bonds (Series 2021B), 4.000%, 6/1/2034	876,693
	TOTAL	7,049,679
	Delaware—0.1%
2,000,000	Delaware Economic Development Authority (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	2,322,746
	District of Columbia—0.9%
525,000	District of Columbia (KIPP DC), Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 6.000%, 7/1/2048	583,267
1,140,000	District of Columbia Revenue (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	1,380,124
1,435,000	District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2041	1,643,363
1,000,000	District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	1,081,956

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$500,000		District of Columbia Revenue (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	$543,925
2,750,000		District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2029	3,623,449
3,825,000		Metropolitan Washington, DC Airports Authority (Dulles Metrorail and Capital Improvement Project), Dulles Toll Road Subordinate Lien Revenue Refunding Bonds (Series 2019B), (Assured Guaranty Municipal Corp. INS), 4.000%, 10/1/2053	4,440,045
1,430,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2021A), 4.000%, 7/15/2046	1,737,370
		TOTAL	15,033,499
		Florida—2.0%
4,300,000	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	2,924,000
2,000,000	[1]	Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	2,318,549
4,735,000		Florida State Board of Education (Florida State), General Obligation Refunding Bonds (Series 2016C), 5.000%, 6/1/2025	5,594,783
1,400,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2030	1,556,326
1,600,000		Miami-Dade County, FL (Miami-Dade County, FL Seaport), Seaport Revenue Bonds (Series 2013A), 5.750%, 10/1/2032	1,774,990
620,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 4.000%, 10/1/2041	743,265
2,000,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 7/1/2027	2,085,191
1,000,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.000%, 7/1/2028	1,042,595
5,000,000		Miami-Dade County, FL Water & Sewer, Subordinate Water and Sewer System Revenue Bonds (Series 2021), 4.000%, 10/1/2051	6,065,581
4,000,000		Miami-Dade County, FL Water & Sewer, Water & Sewer System Revenue Refunding Bonds (Series 2015), 5.000%, 10/1/2023	4,416,095
2,500,000		Orlando, FL Utilities Commission, Utility System Revenue Bonds (Series 2018A), 5.000%, 10/1/2037	3,114,196
335,000		Palm Beach County, FL Health Facilities Authority (Sinai Residences of Boca Raton), Revenue Bonds (Series 2014A), 7.250%, 6/1/2034	356,495
750,000		St. Johns County, FL IDA (Vicar's Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2046	835,973
		TOTAL	32,828,039
		Georgia—1.3%
6,000,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.000%, 11/1/2040	6,997,964
2,500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), 5.000%, 11/1/2032	3,153,477
4,000,000		Fulton County, GA Development Authority (Piedmont Healthcare, Inc.), Revenue Bonds (Series 2014A), 5.000%, 7/1/2044	4,501,999
2,500,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,712,099
665,000		Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel First Tier Revenue Bonds (Series 2021A), 4.000%, 1/1/2054	775,068
2,245,000		Municipal Electric Authority of Georgia, Plant Vogtlle Units 3&4 Project J Revenue Refunding Bonds (Series 2021A), 5.000%, 1/1/2056	2,786,272
		TOTAL	20,926,879
		Guam—0.1%
1,825,000		Guam Government Business Privilege Tax, Business Privilege Tax Refunding Bonds (Series 2021F), 4.000%, 1/1/2042	2,098,698
		Idaho—0.3%
2,000,000		Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 7.875%), 7.750%, 10/1/2034	1,739,254
2,020,000		Idaho Health Facilities Authority (Terraces of Boise), Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 10/1/2049	1,764,023
1,000,000		Idaho Housing & Financing Association, Grant and Revenue Anticipation Revenue Refunding Bonds (Federal Highway Trust Fund Series 2021A), 4.000%, 7/15/2039	1,220,512
		TOTAL	4,723,789
		Illinois—4.6%
2,775,000		Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2032	3,631,788
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2038	1,289,390
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2021A), 5.000%, 12/1/2039	1,286,487
625,000		Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	769,911

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$2,000,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2036	$2,217,771
2,000,000		Chicago, IL Midway Airport, Second Lien Revenue & Refunding Bonds (Series 2014B), 5.000%, 1/1/2035	2,217,771
305,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2016B), 5.000%, 1/1/2041	360,232
2,000,000		Chicago, IL O'Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,484,541
1,000,000		Chicago, IL Sales Tax, Revenue Refunding Bonds (Series 2002), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2027	1,160,865
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2023	4,412,456
1,875,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2024	2,148,602
5,000,000		Cook County, IL Sales Tax, Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	6,179,733
414,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	414,575
2,855,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.500%), 5.250%, 5/15/2054	3,023,870
1,500,000		Illinois Finance Authority (DePaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,792,521
2,000,000		Illinois State Toll Highway Authority, Toll Highway Senior Revenue Bonds (Series 2014B), 5.000%, 1/1/2039	2,206,060
4,320,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2028	5,343,983
1,500,000		Illinois State, UT GO Bonds (Series 2013A), 5.000%, 4/1/2035	1,596,165
2,880,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	3,501,076
1,500,000		Illinois State, UT GO Bonds (Series 2018A), 5.000%, 5/1/2042	1,810,331
1,500,000		Illinois State, UT GO Bonds (Series 2020C), (Original Issue Yield: 4.340%), 4.000%, 10/1/2041	1,771,232
6,920,000		Illinois State, UT GO Bonds (Series June 2013), (Original Issue Yield: 5.650%), 5.500%, 7/1/2038	7,486,210
4,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	4,855,748
540,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 4.000%, 3/1/2041	641,729
2,610,000		Illinois State, UT GO Refunding Bonds (Series May 2012), 5.000%, 8/1/2024	2,734,931
4,400,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	5,042,464
2,000,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Refunding Bonds (Series 2022A), 4.000%, 6/15/2052	2,294,030
3,750,000		Sales Tax Securitization Corp., IL, Sales Tax Securitization Bonds (Series 2018A), 5.000%, 1/1/2048	4,531,639
		TOTAL	77,206,111
		Indiana—0.7%
2,750,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2013A), (United States Treasury PRF 7/1/2023@100), 5.250%, 1/1/2034	3,017,545
1,250,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,534,778
765,000		Indiana State Finance Authority Hospital Revenue (Indiana University Health Obligated Group), Hospital Revenue Refunding Bonds (Series 2014A), 5.000%, 12/1/2029	883,092
500,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Revenue Refunding Bonds (Series 2021-1), 4.000%, 10/1/2039	612,407
1,415,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.000%, 10/1/2029	1,492,537
4,000,000		Indiana State Finance Authority Wastewater Utilities (CWA Authority), First Lien Wastewater Utility Revenue Bonds (Series 2014A), 5.000%, 10/1/2039	4,557,774
		TOTAL	12,098,133
		Iowa—0.3%
563,737		Iowa Finance Authority (Deerfield Retirement Community, Inc.), Lifespace GTD Senior Living Facility Revenue Refunding Bonds (Series 2014A), (United States Treasury PRF 11/15/2024@100), 5.400%, 11/15/2046	625,665
129,774	[2]	Iowa Finance Authority (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2014B), 4.253%, 5/15/2056	129,449
2,460,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Bonds (Series 2013) Exchange Bonds (Series B) TOBs, 5.250%, Mandatory Tender 12/1/2037	2,709,059
1,250,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2021B-1 Class 2), 4.000%, 6/1/2049	1,475,654
		TOTAL	4,939,827

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	Kansas—0.3%
$5,000,000	Wyandotte County, KS Unified Government Utility System, Improvement & Refunding Revenue Bonds (Series 2014-A), 5.000%, 9/1/2044	$5,644,146
	Kentucky—0.5%
2,000,000	Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	2,055,466
2,000,000	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds (Series 2013), (Original Issue Yield: 6.125%), 6.000%, 7/1/2053	2,208,950
3,260,000	Louisville & Jefferson County, KY Metropolitan Government (Catholic Health Initiatives), Revenue Bonds (Series 2012A), (United States Treasury PRF 6/1/2022@100), 5.000%, 12/1/2035	3,390,464
885,000	Louisville & Jefferson County, KY Metropolitan Government (Catholic Health Initiatives), Revenue Bonds (Series 2012A), (United States Treasury PRF 6/1/2022@100), 5.000%, 12/1/2035	920,418
	TOTAL	8,575,298
	Louisiana—0.6%
2,000,000	Louisiana State Citizens Property Insurance Corp., Refunding Revenue Bonds (Series 2012), (United States Treasury PRF 6/1/2022@100), 5.000%, 6/1/2024	2,080,894
6,175,000	St. Charles Parish, LA Gulf Opportunity Zone (Valero Energy Corp.), Revenue Bonds (Series 2010) TOBs, 4.000%, Mandatory Tender 6/1/2022	6,360,366
1,450,000	St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011) TOBs, 5.850%, Mandatory Tender 6/1/2025	1,669,140
	TOTAL	10,110,400
	Maryland—0.6%
6,000,000	Anne Arundel County, MD, LT GO Bonds (Series 2018), 5.000%, 10/1/2032	7,565,896
270,000	Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	334,242
550,000	Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	674,246
600,000	Westminster, MD (Lutheran Village at Miller's Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	667,531
	TOTAL	9,241,915
	Massachusetts—1.6%
6,500,000	Massachusetts Development Finance Agency (Harvard University), Revenue Refunding Bonds (Series 2016A), 5.000%, 7/15/2040	9,814,161
5,000,000	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2016Q), 5.000%, 7/1/2041	6,023,274
1,725,000	Massachusetts Development Finance Agency (Wellforce Obligated Group), Revenue Bonds (Series 2020C), (Assured Guaranty Municipal Corp. INS), 4.000%, 10/1/2045	2,055,863
5,000,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue Refunding Bonds (Series 2015C), 5.000%, 8/15/2037	5,903,296
2,720,000	Massachusetts Water Resources Authority, General Revenue Refunding Bonds (Series 2017C), 5.000%, 8/1/2030	3,412,511
	TOTAL	27,209,105
	Michigan—1.1%
970,000	Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2050	1,220,536
2,500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Sewage Disposal System), Local Government Loan Program Revenue Bonds (Series 2015C-1), 5.000%, 7/1/2035	2,914,987
1,150,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority Water Supply System), Senior Lien Revenue Bonds (Series 2014 D-1), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2037	1,296,462
4,000,000	Michigan State Finance Authority Revenue (Public Lighting Authority), Local Government Loan Program Revenue Bonds (Series 2014B), 5.000%, 7/1/2039	4,305,334
1,000,000	Michigan Strategic Fund (Michigan State), LT Obligation Revenue Bonds (Series 2011), 5.250%, 10/15/2026	1,010,228
3,750,000	Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2021A), 5.000%, 12/1/2046	4,955,551
2,700,000	Wayne County, MI Airport Authority, Revenue Bonds (Series 2012A), 5.000%, 12/1/2037	2,871,296
	TOTAL	18,574,394
	Minnesota—0.7%
1,000,000	Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,159,929
8,000,000	Minnesota State, Various Purpose Refunding UT GO Bonds (Series 2016D), 5.000%, 8/1/2025	9,520,229

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Minnesota—continued
$600,000		Western Minnesota Municipal Power Agency, MN, Power Supply Revenue Bonds (Series 2014A), (United States Treasury PRF 1/1/2024@100), 5.000%, 1/1/2040	$670,319
		TOTAL	11,350,477
		Mississippi—0.4%
6,600,000		Lowndes County, MS Solid Waste Disposal (International Paper Co.), PCR Refunding Bonds (Project A) Weyerhaeuser/International Paper, 6.800%, 4/1/2022	6,868,035
		Missouri—0.7%
2,125,000		Cape Girardeau County, MO IDA (Southeast Health Obligated Group), Health Facilities Revenue Bonds (Series 2021), 4.000%, 3/1/2041	2,485,214
4,000,000	[1]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	4,350,700
2,500,000		Missouri State HEFA (BJC Health System, MO), Health Facilities Revenue Bonds, 5.000%, 1/1/2044	2,772,213
1,250,000		St. Louis, MO Airport Revenue (St. Louis Lambert International Airport), Airport Revenue Refunding and Airport Revenue Bonds (Series 2017C), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2042	1,544,672
		TOTAL	11,152,799
		Nebraska—0.8%
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2032	3,153,324
3,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2012), (Original Issue Yield: 5.050%), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	3,153,324
2,000,000		Central Plains Energy Project, NE, Gas Project Revenue Bonds (Project No. 3) (Series 2017A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2042	3,038,329
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 1/1/2037	2,040,269
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 20014A), 5.000%, 1/1/2038	1,020,134
		TOTAL	12,405,380
		New Hampshire—0.0%
1,000,000	[1,2,3,4]	New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	590,000
		New Jersey—3.3%
2,400,000		New Jersey EDA (New Jersey State), School Construction Bonds (Series 2021QQQ), 4.000%, 6/15/2041	2,867,309
70,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	83,460
1,245,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), 5.250%, 6/15/2040	1,453,449
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), 5.000%, 6/15/2033	1,214,529
2,500,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	3,110,678
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,182,543
4,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2020AA), 4.000%, 6/15/2045	5,328,265
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	2,557,503
3,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2010D), 5.000%, 12/15/2023	3,335,431
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	2,522,182
1,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2021A), 4.000%, 6/15/2036	1,816,510
750,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2031	946,397
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2015E), 5.000%, 1/1/2034	4,606,549
2,590,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2017G), 4.000%, 1/1/2043	3,011,757
1,500,000		South Jersey Transportation Authority, Transportation System Revenue Bonds (Series 2020A), 4.000%, 11/1/2050	1,749,681
4,900,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2036	6,094,485

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,500,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.250%, 6/1/2046	$1,847,302
9,485,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	11,338,934
		TOTAL	55,066,964
		New Mexico—0.2%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,668,014
		New York—5.9%
880,000		Hudson Yards Infrastructure Corp. NY, Hudson Yards Senior Revenue Bonds (Series 2012A), 5.750%, 2/15/2047	883,610
3,305,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Revenue Bonds (Series 2013C), 5.000%, 11/15/2042	3,524,635
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bonds (Series 2014B), 5.250%, 11/15/2039	1,117,670
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	1,876,338
1,400,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017B), 5.000%, 11/15/2024	1,608,252
2,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2017C-1), 5.000%, 11/15/2027	2,506,887
3,000,000		New York City, NY Municipal Water Finance Authority, Water & Sewer System Second General Resolution Revenue Bonds (Fiscal 2015 Series EE), 5.000%, 6/15/2036	3,395,853
2,100,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Revenue Bonds (Series 2014A-1)), 5.000%, 8/1/2036	2,386,728
300,000		New York City, NY, GO Bonds (Series 2021 F-1), 4.000%, 3/1/2047	359,884
8,000,000		New York City, NY, UT GO Bonds (Series 2018B-1), 5.000%, 10/1/2039	9,883,357
2,500,000	[1]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,772,460
2,500,000		New York Liberty Development Corporation (4 World Trade Center), Liberty Revenue Bonds (Series 2011), 5.750%, 11/15/2051	2,537,358
7,500,000		New York State Dormitory Authority (Columbia University), Revenue Bonds (Series 2018A), 5.000%, 10/1/2048	12,133,954
7,280,000		New York State Dormitory Authority (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Bonds (Series 2021A), 4.000%, 3/15/2037	8,916,749
7,805,000		New York State Dormitory Authority State Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), General Purpose Revenue Refunding Bonds (Series 2012A), 5.000%, 12/15/2028	8,327,961
3,000,000		New York State Power Authority, Revenue Bonds (Series 2020A), 4.000%, 11/15/2050	3,607,606
5,000,000		New York State Power Authority, Revenue Bonds (Series 2020A), 4.000%, 11/15/2055	5,967,605
1,250,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Bonds (Series 2012I), (United States Treasury PRF 1/1/2022@100), 5.000%, 1/1/2037	1,275,484
5,000,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2019B), 4.000%, 1/1/2050	5,877,569
5,000,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Personal Income Tax Revenue Bonds (Series 2017A), 5.000%, 3/15/2027	6,253,836
1,200,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2039	1,445,790
5,335,000		Port Authority of New York and New Jersey, Revenue Bonds (194th Series), 5.000%, 10/15/2041	6,292,137
3,000,000		TFA State/School Building Aid (New York City, NY Transitional Finance Authority), Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,836,175
1,500,000		TSASC, Inc. NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2024	1,697,765
		TOTAL	98,485,663
		North Carolina—0.8%
1,250,000		Charlotte, NC (Charlotte, NC Douglas International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,553,629
5,000,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), Health Care Revenue & Refunding Revenue Bonds (Series 2012A), 5.000%, 1/15/2043	5,104,363

Shares or Principal Amount		Value
	MUNICIPAL BONDS—continued
	North Carolina—continued
$500,000	North Carolina Medical Care Commission (Forest at Duke), Retirement Facilities First Mortgage Revenue Bonds (Series 2021), 4.000%, 9/1/2051	$580,889
1,500,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2015A), 5.000%, 1/1/2031	1,764,935
4,000,000	North Carolina State Turnpike Authority, Triangle Expressway System Appropriation Revenue Refunding Bonds (Series 2018A), 4.000%, 1/1/2034	4,767,138
	TOTAL	13,770,954
	Ohio—2.3%
2,000,000	Allen County, OH (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2040	2,402,850
7,150,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	8,409,124
3,000,000	Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), (Original Issue Yield: 5.030%), 5.000%, 2/15/2057	3,473,209
1,000,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	1,111,291
1,000,000	Lucas County, OH (ProMedica Healthcare Obligated Group), Revenue Bonds (Series 2011A), (Original Issue Yield: 6.220%), (United States Treasury PRF 11/15/2021@100), 6.000%, 11/15/2041	1,016,825
2,060,000	Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	2,192,682
1,430,000	Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2033	1,803,595
1,125,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,317,248
3,000,000	Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2046	3,504,066
3,500,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), (Original Issue Yield: 5.050%), (United States Treasury PRF 2/15/2023@100), 5.000%, 2/15/2048	3,761,573
1,200,000	Ohio State Turnpike & Infrastructure Commission, Turnpike Junior Lien Revenue Bonds (Series 2013A-1), 5.250%, 2/15/2030	1,289,153
5,000,000	Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2016A), 5.000%, 2/1/2028	5,978,289
400,000	Toledo-Lucas County, OH Port Authority (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	408,926
1,500,000	University of Cincinnati, OH, General Receipts Bonds (Series 2013C), (United States Treasury PRF 12/1/2023@100), 5.000%, 6/1/2039	1,670,475
	TOTAL	38,339,306
	Oklahoma—0.4%
875,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2052	1,086,902
3,700,000	Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	4,585,017
1,250,000	Tulsa, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	1,462,043
	TOTAL	7,133,962
	Oregon—0.4%
5,000,000	Oregon State, UT GO State Project Bonds (Series 2017C), 5.000%, 6/1/2034	6,183,422
	Pennsylvania—2.6%
4,785,000	Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.000%, 5/1/2042	4,916,141
1,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,243,325
130,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), (United States Treasury PRF 1/1/2025@100), 5.000%, 1/1/2038	150,431
1,225,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	1,364,440
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College), Revenue Bonds (Series 2016), 5.000%, 5/1/2029	1,196,818
5,000,000	Delaware River Joint Toll Bridge Commission, Revenue Bonds (Series 2017), 5.000%, 7/1/2047	6,039,957
4,150,000	Geisinger Authority, PA Health System (Geisinger Health System), Health System Revenue Bonds (Series 2020A), 4.000%, 4/1/2050	4,872,914
1,360,000	Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,634,807

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$3,030,000		Northampton County, PA General Purpose Authority (St. Luke's University Health Network), Hospital Revenue Bonds (Series 2018A), (Original Issue Yield: 4.090%), 4.000%, 8/15/2048	$3,421,597
5,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University), Fixed Rate Revenue Bonds (Series 2015A), 5.000%, 9/1/2045	5,714,982
2,250,000		Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), Revenue Bonds (Series 2017A), 5.000%, 8/15/2047	2,750,662
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Senior Revenue Refunding Bonds (Series 2016A), 5.000%, 12/1/2031	1,229,500
2,000,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2015B), 5.000%, 12/1/2045	2,357,797
1,750,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2021B), 4.000%, 12/1/2043	2,110,970
1,875,000		Pennsylvania State Turnpike Commission, Turnpike Subordinate Revenue Bonds (Series 2021A), 4.000%, 12/1/2050	2,212,366
1,345,000		Philadelphia, PA Airport System, Airport Revenue Refunding Bonds (Series 2020A), 4.000%, 7/1/2039	1,622,678
435,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	444,280
		TOTAL	43,283,665
		Puerto Rico—1.7%
5,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 3.450%, 7/1/2046	1,676,040
10,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	11,660,300
9,080,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	10,418,503
3,340,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-2), 4.784%, 7/1/2058	3,848,770
		TOTAL	27,603,613
		Rhode Island—0.3%
4,500,000		Tobacco Settlement Financing Corp., RI, Tobacco Settlement Asset-Backed Bonds (Series 2015B), 5.000%, 6/1/2050	5,029,516
		South Carolina—0.6%
1,150,000	[1]	South Carolina Jobs-EDA (Green Charter Schools), Educational Facilities Revenue Refunding Bonds (Series 2021A), 4.000%, 6/1/2046	1,229,751
6,250,000		South Carolina Jobs-EDA (Prisma Health Obligated Group), Hospital Revenue Bonds (Series 2018A), 5.000%, 5/1/2048	7,625,845
1,500,000		South Carolina Public Service Company (Santee Cooper), Revenue Refunding and Improvement Bonds (Series 2020A), 4.000%, 12/1/2040	1,789,320
		TOTAL	10,644,916
		South Dakota—0.1%
1,000,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.000%, 6/1/2023	1,081,192
		Tennessee—1.9%
6,105,000		Greenville, TN Health and Educational Facilities Board (Ballad Health), Hospital Revenue Bonds (Series 2018A), 4.000%, 7/1/2040	7,073,106
5,000,000		Metropolitan Government Nashville & Davidson County, TN, GO Improvement Bonds (Series 2018), 5.000%, 7/1/2031	6,402,867
6,000,000		Metropolitan Nashville Tennessee Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2054	7,593,095
6,000,000		Rutherford County, TN Health and Educational Facilities Board (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2012C), (United States Treasury PRF 11/15/2021@100), 5.000%, 11/15/2047	6,084,303
1,280,000		Tennessee Energy Acquisition Corp., Gas Revenue Bonds (Series 2006A), (Goldman Sachs Group, Inc. GTD), 5.250%, 9/1/2023	1,410,321
2,000,000		Tennessee State School Board Authority, Higher Educational Facilities Second Program Bonds (Series 2013A), (United States Treasury PRF 11/1/2022@100), 5.000%, 11/1/2029	2,121,327
		TOTAL	30,685,019
		Texas—4.0%
2,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2021B), 4.000%, 1/1/2051	2,361,029
1,080,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), 6.000%, 8/15/2033	1,189,174
500,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools), Education Revenue Bonds (Series 2012), 5.000%, 8/15/2042	517,632
3,000,000		Clifton Higher Education Finance Corporation, TX (Uplift Education), Revenue Bonds (Series 2015A), 5.000%, 12/1/2035	3,405,751
3,000,000		Corpus Christi, TX Utility System, Junior Lien Revenue Improvement Bonds (Series 2015A), 5.000%, 7/15/2040	3,493,420

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2013), (United States Treasury PRF 10/1/2023@100), 5.000%, 10/1/2031	$1,105,752
750,000		Decatur, TX Hospital Authority (Wise Regional Health System), Hospital Revenue Bonds (Series 2014A), (Original Issue Yield: 5.300%), 5.250%, 9/1/2044	837,469
5,000,000		Grand Parkway Transportation Corp., TX, Subordinate Tier Toll Revenue Bonds (Series 2013B TELA Supported), (United States Treasury PRF 10/1/2023@100), 5.250%, 10/1/2051	5,555,740
2,000,000		Harris County, TX Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	2,224,187
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,268,346
990,000		Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2031	1,088,512
660,000		Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2031	723,543
315,000		Leander, TX Independent School District, UT GO Refunding Bonds (Series 2013A), (United States Treasury PRF 8/15/2023@100), 5.000%, 8/15/2031	345,327
325,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2036	359,163
900,000		New Hope Cultural Education Facilities Finance Corporation (MRC Crestview), Retirement Facility Revenue Bonds (Series 2016), 5.000%, 11/15/2046	986,157
650,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	703,698
915,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2015B), 5.000%, 1/1/2045	1,043,722
3,000,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2014B), 5.000%, 1/1/2031	3,322,062
1,650,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2039	2,001,991
1,000,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2040	1,209,906
335,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2041	403,933
835,000		Red River, TX HFDC (MRC The Crossings), Retirement Facility Revenue Bonds (Series 2014A), (Original Issue Yield: 7.550%), 7.500%, 11/15/2034	931,913
3,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (New Series 2015), 5.000%, 2/1/2032	3,566,637
750,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2015), 5.000%, 2/1/2027	900,493
3,445,000		Spring, TX Independent School District, Unlimited Tax School Building Bonds (Series 2019), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2043	4,027,698
1,500,000	[2,3]	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community), Retirement Facility Revenue Bonds (Series 2015A Fixed Rate Bonds), 5.500%, 11/15/2045	825,000
1,135,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Tax-Exempt Mandatory Paydown Securities 80 (Series 2017B-1), 5.625%, 11/15/2024	1,137,386
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	3,662,391
4,010,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2039	4,784,143
3,870,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2012-A), (United States Treasury PRF 8/15/2022@100), 5.000%, 8/15/2041	4,067,044
720,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	848,437
5,000,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2017A), 4.000%, 10/15/2036	5,934,242
		TOTAL	65,831,898
		Virginia—1.1%
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	9,465,624
5,000,000		Virginia Commonwealth Transportation Board (Virginia State), Transportation Capital Projects Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2026	6,090,115
2,500,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Hospital Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2049	2,950,468
		TOTAL	18,506,207

Shares or Principal Amount			Value
		MUNICIPAL BONDS—continued
		Washington—2.3%
$2,750,000		Central Puget Sound, WA Regional Transit Authority, Sales Tax Improvement & Refunding Bonds (Series 2015S-1) (Green Bonds), 5.000%, 11/1/2029	$3,274,659
3,000,000		Energy Northwest, WA, Columbia Generating Station Electric Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2039	3,956,379
3,415,000		Seattle, WA Municipal Light & Power, Improvement and Refunding Revenue Bonds (Series 2017C), 4.000%, 9/1/2040	3,969,558
3,465,000		Seattle, WA Municipal Light & Power, Improvement Revenue Bonds (Series 2018A), 4.000%, 1/1/2031	4,126,458
2,620,000		Washington State Convention Center Public Facilities District, Junior Lodging Tax Notes (Series 2021), 4.000%, 7/1/2031	3,126,285
1,460,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Refunding Bonds (Series 2019A-1), 4.000%, 8/1/2044	1,703,234
1,500,000	[1]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	1,683,114
2,000,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	2,255,807
2,510,000	[1]	Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	2,836,848
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	8,809,039
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	2,306,367
		TOTAL	38,047,748
		Wisconsin—0.5%
2,450,000		Wisconsin Health & Educational Facilities Authority (Hospital Sisters Services, Inc.), Revenue Refunding Bonds (Series 2014A), 5.000%, 11/15/2029	2,820,068
4,000,000		Wisconsin State, UT GO Bonds (Series 2018A), 4.000%, 5/1/2034	4,597,245
		TOTAL	7,417,313
		Wyoming—0.0%
200,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Refunding Bonds (Series 2021), 4.000%, 5/1/2037	244,100
225,000		Laramie County, WY (Cheyenne Regional Medical Center), Hospital Revenue Refunding Bonds (Series 2021), 4.000%, 5/1/2038	273,927
		TOTAL	518,027
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $816,450,736)	889,366,333
		COMMON STOCKS—44.7%
		Communication Services—4.2%
7,140	[2]	Alphabet, Inc., Class A	19,238,944
212,779		Comcast Corp., Class A	12,517,789
40,850	[2]	Facebook, Inc.	14,554,855
150,000		Shenandoah Telecommunications Co.	7,918,500
27,833	[2]	T-Mobile USA, Inc.	4,008,509
62,163	[2]	Walt Disney Co.	10,941,931
		TOTAL	69,180,528
		Consumer Discretionary—4.3%
6,178	[2]	Amazon.com, Inc.	20,557,851
30,766	[2]	Aptiv PLC	5,133,307
53,822	[2]	Boyd Gaming Corp.	3,067,854
170,985	[2]	General Motors Co.	9,718,787
112,748	[2]	Las Vegas Sands Corp.	4,774,878
175,774		Levi Strauss & Co.	4,837,301
17,368		McDonald's Corp.	4,215,387
33,628	[2]	PVH Corp.	3,518,161
65,343	[2]	Royal Caribbean Cruises, Ltd.	5,022,917
95,329		Steven Madden Ltd.	4,178,270
28,442		Target Corp.	7,424,784
		TOTAL	72,449,497

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—2.4%
394,304		Kraft Heinz Co./The	$15,168,875
49,619		Procter & Gamble Co.	7,057,310
130,253		The Coca-Cola Co.	7,428,329
78,470		WalMart, Inc.	11,185,898
		TOTAL	40,840,412
		Energy—3.5%
158,662		Chevron Corp.	16,153,378
186,881		ConocoPhillips	10,476,549
212,420		Exxon Mobil Corp.	12,229,020
301,859		Schlumberger Ltd.	8,702,595
149,966		Valero Energy Corp.	10,043,223
		TOTAL	57,604,765
		Financials—7.6%
90,062		American International Group, Inc.	4,264,436
362,729		Bank of America Corp.	13,914,284
105,174		Capital One Financial Corp.	17,006,636
286,463		Citizens Financial Group, Inc.	12,077,280
32,266		Everest Re Group Ltd.	8,157,813
189,215		Fifth Third Bancorp	6,866,612
43,594		Goldman Sachs Group, Inc.	16,342,519
78,049		JPMorgan Chase & Co.	11,846,277
86,150		LPL Investment Holdings, Inc.	12,150,596
38,456		Signature Bank	8,728,358
330,983		Wells Fargo & Co.	15,205,359
		TOTAL	126,560,170
		Health Care—6.6%
23,870		Abbott Laboratories	2,887,793
219,207	[2]	Avantor, Inc.	8,237,799
6,545		Becton Dickinson & Co.	1,673,884
34,485		Danaher Corp.	10,258,943
24,068		Eli Lilly & Co.	5,860,558
86,028	[2]	Halozyme Therapeutics, Inc.	3,555,537
101,522	[2]	Horizon Therapeutics PLC	10,154,230
93,253		Johnson & Johnson	16,058,167
72,540		Medtronic PLC	9,525,227
145,714		Merck & Co., Inc.	11,201,035
19,488		Thermo Fisher Scientific, Inc.	10,523,715
38,382		UnitedHealth Group, Inc.	15,821,828
23,136		Zimmer Biomet Holdings, Inc.	3,780,885
		TOTAL	109,539,601
		Industrials—5.4%
14,280	[2]	Boeing Co.	3,234,134
109,000		Boise Cascade Co.	5,575,350
66,791		Eaton Corp. PLC	10,556,318
11,893		FedEx Corp.	3,329,445
1,019,230		General Electric Co.	13,199,028
61,021		Honeywell International, Inc.	14,266,100
40,893		Jacobs Engineering Group, Inc.	5,530,778
59,310		TransUnion	7,120,759

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
61,984		Union Pacific Corp.	$13,559,620
94,288	[2]	United Airlines Holdings, Inc.	4,405,135
28,129	[2]	United Rentals, Inc.	9,269,912
		TOTAL	90,046,579
		Information Technology—6.9%
51,116		Analog Devices, Inc.	8,557,841
158,749		Apple, Inc.	23,155,129
23,804		Broadcom, Inc.	11,554,462
55,458		Fidelity National Information Services, Inc.	8,266,015
57,971		Intel Corp.	3,114,202
24,656		Microchip Technology, Inc.	3,528,767
59,975	[2]	Micron Technology, Inc.	4,652,860
82,587		Microsoft Corp.	23,529,862
12,973		NXP Semiconductors NV	2,677,497
18,568	[2]	PayPal Holdings, Inc.	5,116,041
30,577	[2]	Salesforce.com, Inc.	7,397,494
51,590		Visa, Inc., Class A	12,711,260
		TOTAL	114,261,430
		Materials—1.5%
196,392	[2]	Cleveland-Cliffs, Inc.	4,909,800
36,941		Crown Holdings, Inc.	3,685,234
27,524		DuPont de Nemours, Inc.	2,065,676
131,094		Freeport-McMoRan, Inc.	4,994,682
139,544		Huntsman Corp.	3,685,357
18,453		Linde PLC	5,672,268
		TOTAL	25,013,017
		Utilities—2.3%
34,137		American Electric Power Co., Inc.	3,008,153
22,365		American Water Works Co., Inc.	3,804,510
96,490		Dominion Energy, Inc.	7,224,206
146,928		NextEra Energy, Inc.	11,445,691
62,286		Sempra Energy	8,137,666
73,000		Southern Co.	4,662,510
		TOTAL	38,282,736
		TOTAL COMMON STOCKS (IDENTIFIED COST $541,777,011)	743,778,735
	[5]	SHORT-TERM MUNICIPALS—1.4%
		Alabama—0.1%
$1,100,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.030%, 8/2/2021	1,100,000
		Michigan—0.3%
4,570,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 0.030%, 8/2/2021	4,570,000
350,000		Michigan Strategic Fund (Air Products & Chemicals, Inc.), (Series 2007) Daily VRDNs, 0.020%, 8/2/2021	350,000
		TOTAL	4,920,000
		New York—0.0%
150,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.020%, 8/2/2021	150,000
400,000		New York State HFA (160 Madison Avenue), (2013 Series A) Daily VRDNs, (Landesbank Hessen-Thuringen LOC), 0.030%, 8/2/2021	400,000
		TOTAL	550,000

Shares or Principal Amount			Value
	[5]	SHORT-TERM MUNICIPALS—continued
		Ohio—0.2%
$2,050,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 0.020%, 8/2/2021	$2,050,000
100,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-4) Daily VRDNs, (Barclays Bank plc LIQ), 0.010%, 8/2/2021	100,000
1,500,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 0.020%, 8/2/2021	1,500,000
		TOTAL	3,650,000
		Pennsylvania—0.8%
10,700,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 0.040%, 8/2/2021	10,700,000
200,000		Lancaster County, PA Hospital Authority (Masonic Villages), (Series D of 2008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.030%, 8/2/2021	200,000
1,500,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.030%, 8/2/2021	1,500,000
		TOTAL	12,400,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $22,620,000)	22,620,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $1,380,847,747)	1,655,765,068
		OTHER ASSETS AND LIABILITIES - NET—0.4%[6]	6,215,294
		TOTAL NET ASSETS—100%	$1,661,980,362
At July 31, 2021, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures
[2]United States Treasury Long Bond	35	$5,765,156	September 2021	$(316,733)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
The average notional value of short futures contracts held by the Fund throughout the period was $2,205,702. This is based on amounts held as of each month end throughout the nine month period.
The average market value of purchased options and written options held by the Fund throughout the period was $2,640 and $65,189, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2021, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2021, these restricted securities amounted to $27,028,663, which represented 1.6% of total net assets.
Additional information on restricted securities held at July 31, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2051	5/27/2021	$263,382	$292,341
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2056	5/27/2021	$261,697	$290,729
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	6/24/2014	$503,027	$556,406
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	7/9/2014 - 7/10/2014	$1,505,016	$1,660,769
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,159,215	$1,286,397
California Statewide Communities Development Authority (899 Charleston LLC), Revenue Refunding Bonds (Series 2014A), 5.250%, 11/1/2044	11/13/2014	$1,126,647	$1,222,258

Security	Acquisition Date	Acquisition Cost	Value
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.250%), 8.125%, 5/15/2044	8/11/2017	$4,525,492	$2,924,000
Florida Development Finance Corp. (Glenridge on Palmer Ranch), Senior Living Revenue and Refunding Bonds (Series 2021), 5.000%, 6/1/2051	5/13/2021	$2,246,085	$2,318,549
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,088,781	$4,350,700
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/6/2016	$690,775	$758,534
New Hampshire Health and Education Facilities Authority (Hillside Village), Revenue Bonds (Series 2017A), 6.125%, 7/1/2037	10/4/2017	$1,052,695	$590,000
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,772,460
South Carolina Jobs-EDA (Green Charter Schools), Educational Facilities Revenue Refunding Bonds (Series 2021A), 4.000%, 6/1/2046	7/30/2021	$1,216,608	$1,229,751
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,507,039	$1,683,114
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue & Refunding Revenue Bonds (Series 2014A), (Original Issue Yield: 7.400%), 7.375%, 1/1/2044	1/31/2014	$1,994,338	$2,255,807
Washington State Housing Finance Commission (Rockwood Retirement Communities), Nonprofit Housing Revenue Bonds (Series 2020A), 5.000%, 1/1/2051	6/9/2021	$2,824,660	$2,836,848
2
Non-income-producing security.
3
Security in default.
4
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).
5
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
6
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$678,176,563	$—	$—	$678,176,563
International	65,602,172	—	—	65,602,172
Debt Securities:
Municipal Bonds	—	888,776,333	[1]590,000	889,366,333
Short-Term Municipals	—	22,620,000	—	22,620,000
TOTAL SECURITIES	$743,778,735	$911,396,333	$590,000	$1,655,765,068
Other Financial Instruments:[2]
Assets	$—	$—	$—	$—
Liabilities	(316,733)	—	—	(316,733)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(316,733)	$—	$—	$(316,733)
1
Includes $838,780 of a security transferred from Level 2 to Level 3 because fair value was determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfer shown represents the value of the security at the beginning of the period.
2
Other financial instruments are futures contracts.
The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
TELA	—Toll Equity Loan Agreement
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USD	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes